Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	Nov. 01, 2014	Nov. 02, 2013	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Jul. 02, 2014
Related Party Transactions
Expenses recognized	$ 0	$ 3,000,000	$ 35,000,000	$ 10,000,000	$ 14,000,000	$ 13,000,000	$ 13,000,000
Long-term debt held	3,336,000,000	3,881,000,000	3,336,000,000	3,881,000,000	3,694,000,000	3,041,000,000
The Sponsors
Related Party Transactions
Percentage owned by related party			0.8
Annual management fees			12,000,000		12,000,000
Highfields Capital Management LP
Related Party Transactions
Annual management fees			1,000,000		1,000,000
The Blackstone Group | Senior secured term loan
Related Party Transactions
Long-term debt held	56,000,000		56,000,000		31,000,000
The Blackstone Group | Lease Services [Member]
Related Party Transactions
Expenses recognized	1,000,000	1,000,000	2,000,000	3,000,000	4,000,000	5,000,000	3,000,000
The Blackstone Group | Store Inventory Count Services [Member]
Related Party Transactions
Expenses recognized	2,000,000	2,000,000	6,000,000	5,000,000	6,000,000	6,000,000	6,000,000
The Blackstone Group | Candy Type Items [Member]
Related Party Transactions
Expenses recognized	4,000,000	5,000,000	15,000,000	17,000,000	24,000,000	24,000,000	20,000,000
The Blackstone Group | Hospitality Services [Member]
Related Party Transactions
Expenses recognized	1,000,000		1,000,000			1,000,000	1,000,000
The Sponsors And Highfields
Related Party Transactions
Termination fee								$ 30,000,000